SHARE CAPITAL (Details Narrative)																											1 Months Ended				2 Months Ended		3 Months Ended	6 Months Ended		9 Months Ended			12 Months Ended
	Dec. 01, 2025 USD ($) shares	Nov. 10, 2025 USD ($) $ / shares shares	Nov. 10, 2025 CAD ($)	Oct. 29, 2025 shares	Sep. 26, 2025 shares	Sep. 19, 2025 shares	Aug. 11, 2025 USD ($)	Jul. 28, 2025 USD ($) shares	Jul. 11, 2025 USD ($) $ / shares shares	Jul. 11, 2025 CAD ($) shares	Jul. 09, 2025 shares	Jul. 03, 2025 USD ($) shares	May 09, 2025 shares	Apr. 28, 2025 USD ($) $ / shares shares	Apr. 28, 2025 CAD ($) shares	Mar. 09, 2025 shares	Mar. 04, 2025 USD ($) shares	Feb. 25, 2025 USD ($) shares	Jan. 09, 2025 USD ($) $ / shares shares	Jan. 09, 2025 CAD ($) shares	Dec. 27, 2024 USD ($) shares	Sep. 26, 2024 USD ($) $ / shares shares	Jun. 20, 2024 shares	May 30, 2024 shares	Apr. 09, 2024 USD ($) $ / shares shares	Jul. 20, 2021	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2024 shares	Jul. 31, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares	Aug. 31, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares		Mar. 31, 2024 USD ($) shares	Dec. 31, 2025 $ / shares	Dec. 19, 2025 $ / shares shares	Dec. 19, 2025 $ / shares shares	Dec. 18, 2025 $ / shares shares	Dec. 18, 2025 $ / shares shares	Nov. 10, 2025 $ / shares shares	Nov. 06, 2025 $ / shares shares	Nov. 06, 2025 $ / shares shares	Jul. 11, 2025 CAD ($) $ / shares shares	Apr. 28, 2025 $ / shares	Mar. 31, 2025 $ / shares	Jan. 09, 2025 $ / shares shares	Dec. 31, 2024 $ / shares	Nov. 30, 2024 $ / shares shares	Nov. 08, 2024 $ / shares shares	Nov. 08, 2024 $ / shares shares	Sep. 26, 2024 $ / shares	Apr. 09, 2024 $ / shares
Class of Stock [Line Items]
Issuance of shares														916,666	916,666				471,809	471,809
Conversion of convertible securities, shares											250,000		4,253										255,185
Proceed from stock options exercised | $																																							$ 2,951,695
Exercise of options and warrants | $																																	$ 291,522	$ 1,572,440	$ 1,726,283				$ 2,964,090		$ 9,839,457
Share price | (per share)									$ 6.946					$ 8.64					$ 29.55																															$ 9.50	$ 12.00		$ 42.39
Proceeds from issuance of common stock														$ 7,929,900	$ 11,000,000				$ 13,947,001	$ 20,000,000
Warrant exercise price | (per share)									$ 8.409					$ 8.80					$ 36.81			$ 22.54					$ 13.15				$ 13.15		$ 13.15			$ 15.96	[1]	$ 13.15	$ 28.86	[2]		$ 21.87								$ 11.50	12.00	$ 41.50	$ 52.92	$ 18.90
Cash commission percentage																			8.00%																																		8.00%
Compensation warrants									35,271	35,271				70,334	70,334
Number of aggregate unit percentage																			8.00%																																		8.00%
Compensation warrants reduced percentage																			2.00%																																		2.00%
Issuance of shares granted																																				1,337,858		860,673	675,250		473,109
Issuance of shares																						231,480					310,122	310,122
Issuance of offering | $																						$ 3,686,000					$ 3,004,340	$ 3,004,340
Shares issued, price share | (per share)		$ 5.65																																													$ 7.75
Cash commission									$ 292,480					$ 575,655																																				$ 400,000
Legal fees | $							$ 500,000							242,418
Voting description																										the Company amended its Articles to create an unlimited number of Class A Subordinate Voting Shares and unlimited number of Class B Proportionate Voting Shares. Each Subordinate Voting Share shall entitle the holder thereof to one vote. Each Class B share shall entitle the holder thereof to 6.25 votes and such proportionate dividends and liquidation rights. Each Class B share is convertible, at the holder’s option, into 6.25 Subordinate Voting Shares.
Settlement of shares, value | $																																	$ 284,417						$ 2,111,166
Shares issued		140,000																																													140,000
Gross proceeds in cash | $																																				$ 1,572,440		$ 2,017,805	2,951,695		$ 9,839,457
Share based compensation expense		$ 595,056	$ 840,000
Settlement amount | $								$ 253,541	1,007,764			$ 883,851																					$ 2,809,093	$ 13,170,437	$ 3,365,971				18,954,565		6,596,592
Proceeds from issuance of debt									$ 7,000,331	$ 9,573,758																													10,000,000
Compensation warrants | $														$ 495,635
Maximum [Member]
Class of Stock [Line Items]
Compensation warrants reduced percentage														7.00%
Minimum [Member]
Class of Stock [Line Items]
Compensation warrants reduced percentage														2.00%
Private Placement [Member]
Class of Stock [Line Items]
Warrant exercise price | (per share)		$ 5.11																																													$ 7.00
Shares issued, price share | (per share)		$ 4.38																																													$ 6.00
Shares issued		2,333,334																																													2,333,334
Gross proceeds		$ 9,917,600	14,000,000
Warrants expiration period		3 years																																													3 years
Gross proceeds in cash		$ 495,880	$ 700,000
Consulting Agreement [Member]
Class of Stock [Line Items]
Issuance of shares																									1,852
Share price | (per share)																									$ 26.85																																		$ 36.45
Shares of fair value | $																									$ 49,714
Compensation Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price | (per share)																																																								$ 9.39	$ 13.50
Compensation warrants share									110,271				70,334						26,420								13,615	13,615			13,615		13,615					13,615												110,271			26,420		13,615	6,765	6,765
Warrant Share [Member]
Class of Stock [Line Items]
Warrant exercise price | (per share)														$ 11.00								$ 32.40																													$ 15.00
Advisors [Member]
Class of Stock [Line Items]
Cash commission | $																						$ 278,772					$ 174,113				$ 174,113		$ 174,113					$ 174,113
Legal fees | $																						$ 41,257									$ 63,347
Advisors [Member] | Compensation Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price | (per share)																											$ 9.39	$ 9.39			$ 9.39		$ 9.39					$ 9.39																13.50	$ 13.50
Compensation warrants share																											13,615	13,615			13,615		13,615					13,615																	13,615
Financial Advisor [Member]
Class of Stock [Line Items]
Payments for cash fee | $									$ 250,000
Stock issued to finance fee shares									75,000	75,000
AGP Canada Investments ULC [Member]
Class of Stock [Line Items]
Warrant exercise price | (per share)																			$ 29.49																																		$ 42.39
Special Warrants Unit [Member]
Class of Stock [Line Items]
Conversion of convertible securities, shares																133,333													370,370	370,370
Warrant [Member]
Class of Stock [Line Items]
Issuance of shares																66,667		257,312											185,181	185,181
Share price | (per share)									$ 8.26																																									$ 11.50
Warrant exercise price | (per share)									$ 8.26																																				$ 5.11	$ 7.00		$ 5.11	$ 7.00	$ 11.50
Compensation warrants share									503,882																																				434,764	434,764		1,236,667	1,236,667	503,882
Warrants expiration period																																													3 years	3 years		3 years	3 years
Warrant [Member] | Private Placement [Member]
Class of Stock [Line Items]
Warrant exercise price | (per share)																																											$ 5.11	$ 7.00
Compensation warrants share																																											164	164
Warrant [Member] | Advisors [Member]
Class of Stock [Line Items]
Compensation warrants																						10,562
Warrant [Member] | AGP Canada Investments ULC [Member]
Class of Stock [Line Items]
Compensation warrants																			26,420	26,420
Surplus [Member]
Class of Stock [Line Items]
Exercise of options and warrants | $																																							1,075,242
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Issuance of shares								40,742
Restricted stock granted								40,742				92,944																						585,020
Issuance of shares granted, value | $																																							$ 439,973
Issuance of shares granted	7,500					30,000
Shares of fair value | $																																				$ 611,592			$ 3,911,823
Settlement amount | $												$ 92,944
Restricted Stock Units (RSUs) [Member] | Consultants [Member]
Class of Stock [Line Items]
Settlement of shares	7,500
Settlement of shares, value | $	$ 20,550
Class B Proportionate Voting Shares [Member]
Class of Stock [Line Items]
Issuance of shares																								370,370
Subordinate Voting Shares [Member]
Class of Stock [Line Items]
Issuance of shares																		510,370
Conversion of convertible securities, shares																133,333								2,314,815					370,370			370,370
Subordinate Voting Shares [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted stock granted																	80,247	9,259
Issuance of shares granted, value | $																	$ 1,615,018	$ 211,731			$ 284,417
Issuance of shares granted																					12,346
Class A Subordinate Voting Shares [Member]
Class of Stock [Line Items]
Issuance of shares																																							1,013,413		182,520
Conversion of convertible securities, shares																																							510,370		161,950
Issuance of shares
Shares issued, price share | (per share)																						$ 15.93					$ 9.69				$ 9.69		$ 9.69					$ 9.69																$ 13.50				$ 21.60
Settlement of shares																																							101,852
Common Class B [Member]
Class of Stock [Line Items]
Conversion of convertible securities, shares				198,517	198,517																			370,370
Common Class A [Member]
Class of Stock [Line Items]
Conversion of convertible securities, shares				1,240,741	1,240,741																			2,314,815

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.